Dividends	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Dividends
23.	Dividends
Amount of dividends and dividends per share are as follows:
Year ended March 31, 2019

Date of resolution	Total amount of dividends (Yen in millions)	Dividend amount per share (Yen)	Record date	Effective date
Annual general meeting of shareholders (June 26, 2018)	2,845	65	March 31, 2018	June 27, 2018
Board of Directors’ meeting (November 14, 2018)	2,846	65	September 30, 2018	December 7, 2018

Year ended March 31, 2020

Date of resolution	Total amount of dividends (Yen in millions)	Dividend amount per share (Yen)	Record date	Effective date
Annual general meeting of shareholders (June 25, 2019)	3,064	70	March 31, 2019	June 26, 2019
Board of Directors’ meeting (November 8, 2019)	2,846	65	September 30, 2019	December 9, 2019

Year ended March 31, 2021

Date of resolution	Total amount of dividends (Yen in millions)	Dividend amount per share (Yen)	Record date	Effective date
Annual general meeting of shareholders (June 23, 2020)	2,846	65	March 31, 2020	June 24, 2020
Board of Directors’ meeting (November 9, 2020)	2,846	65	September 30, 2020	December 4, 2020

Dividends declared for which the effective date falls in the following year are as follows:
Year ended March 31, 2021

Date of resolution	Total amount of dividends (Yen in millions)	Dividend amount per share (Yen)	Record date	Effective date
Annual general meeting of shareholders (June 28, 2021)	2,846	65	March 31, 2021	June 29, 2021